Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	118 Months Ended
	Dec. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000149725
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MetLife Core Plus Fund, I Class Shares
C000149726
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MetLife Core Plus Fund, R Class Shares
Without Sales Load [Member] | C000149725
Average Annual Return [Line Items]
Average Annual Return, Percent		11.51%	(0.22%)	1.57%
Without Sales Load [Member] | C000149726
Average Annual Return [Line Items]
Average Annual Return, Percent		8.43%	(1.81%)	0.32%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent		10.55%	(0.23%)	1.43%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent		10.55%	(0.23%)	1.43%